Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt, Unclassified [Abstract]
Schedule of Debt

	December 31, 2023	December 31, 2024
	RMB in thousands
Long-term bank loans	—	3,069,000
Convertible notes	—	100,000
Convertible senior notes	646	95,153
Total	646	3,264,153

Schedule of long-term bank loans
As of December 31, 2024, the long-term bank loans, including the portion due within one year which were recorded in “short-term loan
s
and current portion of long-term debt”, will be repaid according to the following schedule:

RMB in thousands
2025	31,000
2026	3,069,000
Total	3,100,000

Summary of the Company's non-current portion of unsecured senior notes
The following table provides a summary of the Company’s
non-current
portion of unsecured senior notes as of December 31, 2023 and December 31, 2024:

	December 31, 2023	December 31, 2024	Effective interest rate
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	—	86	1.74%
2027 Notes	646	—	1.52%
December 2026 Notes	—	95,067	0.80%

Carrying value	646	95,153
Unamortized discount and debt issuance costs	6	539

Total principal amounts of unsecured senior notes	652	95,692